Comprehensive Income	12 Months Ended
Dec. 31, 2011
Comprehensive Income[Abstract]
Comprehensive Income

Note 13 – Comprehensive Income

The components of accumulated other comprehensive loss included in stockholders' equity are as follows:

	December 31,
	2011	2010
Pension plan:
Unrecognized net loss	$(3,895,593)	$(2,916,670)

Postretirement benefits:
Unrecognized net loss	(65,479)	(70,424)
Unrecognized prior service cost	(23,692)	(27,516)

SERP:
Unrecognized net loss	(193,165)	(51,680)
Unrecognized prior service cost	(69,848)	(81,624)

Retirement Plan for Directors:
Unrecognized net gain	7,320	51,685
Prior service cost	(42,275)	(47,787)

Accumulated comprehensive loss before taxes	(4,282,732)	(3,144,016)
Tax Effect	1,792,102	1,315,556

Accumulated other comprehensive loss	$(2,490,630)	$(1,828,460)

The components of other comprehensive loss and related tax effect is presented in the following table:

	Years Ended December 31,
	2011	2010
Pension plan:
Net (loss)	$(978,923)	$(19,011)

Postretirement benefits:
Net gain (loss)	4,945	(1,455)
Prior service cost	3,824	3,824

SERP:
Net (loss)	(141,485)	(37,630)
Prior service cost	11,776	11,776

Retirement Plan for Directors:
Net (loss)	(44,365)	(10,042)
Prior service cost	5,512	5,512

Other comprehensive (loss) before taxes	(1,138,716)	(47,026)

Tax effect	476,546	19,680

Other comprehensive (loss)	(662,170)	$(27,346)